INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Textual)
Federal operating loss carryforward	$ 25,900,000
State operating loss carryforward	25,900,000
Operating loss carry forwards	$ 25,900,000
Expiration Year	2039
Valuation allowance	$ 14,365,195	$ 11,938,078
Maximum [Member]
Income Taxes (Textual)
Federal corporate rate reduction	35.00%
Minimum [Member]
Income Taxes (Textual)
Federal corporate rate reduction	21.00%